Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	1,379	1,096	300
Stock options granted (in shares)	1,052	732	916
Options, Vested (shares)	(609)	(399)	(118)
Options, Forfeited (shares)	(22)	(50)	(2)
Options Outstanding Non-Vested Stock Options - end of year (shares)	1,800	1,379	1,096
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 4.44	$ 4.30	$ 8.09
Weighted-average grant-date fair value of options granted (in dollars per share)	4.21	4.71	3.60
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	4.65	4.62	8.48
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	3.93	3.94	3.60
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 4.25	$ 4.44	$ 4.30